U.S. Bond Enhanced Index Fund	07/01/2013 to 06/30/2014

ICA File Number: 811-10093
Registrant Name: T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.
Reporting Period: 07/01/2013 - 06/30/2014

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-10093

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Edward C. Bernard
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-3577

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2013 to 06/30/2014

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

By (Signature and Title) /s/ Edward C. Bernard
Edward C. Bernard, Chairman of the Board - T. Rowe Price Funds

Date August 29, 2014

U.S. Bond Enhanced Index Fund

LENDER PROCESS SERVICES 5.75% NOTES DUE APRIL 15, 2023 Meeting Date: JAN 30, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: B8JTQQ1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments.	Management	N/A	NO

PETROLEOS MEXICANOS 4.875% NOTE DUE MARCH15, 2015 Meeting Date: JUN 07, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 71654QAV4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments to receive a payment of 1.50 USD per 1,000 P/A for all USD denominated bonds, 1.50 EUR per 1,000 P/A for all EUR denominated bonds.	Management	N/A	YES

PETROLEOS MEXICANOS 5.5% NOTES DUE JUNE 27, 2044 Meeting Date: JUN 07, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 71654QBE1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments to receive a payment of 1.50 USD per 1,000 P/A for all USD denominated bonds, 1.50 EUR per 1,000 P/A for all EUR denominated bonds.	Management	N/A	YES

PETROLEOS MEXICANOS 6% NOTE DUE MARCH 05, 2020 Meeting Date: JUN 07, 2014 Record Date: Meeting Type: CONSENT
Ticker: N/A Security ID: 71654QAW2
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Consent to the proposed amendments to receive a payment of 1.50 USD per 1,000 P/A for all USD denominated bonds, 1.50 EUR per 1,000 P/A for all EUR denominated bonds.	Management	N/A	YES

END NPX REPORT